Summary of Significant Accounting Policies (Details Narrative) (10-K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Integer $ / shares	Dec. 31, 2016 USD ($)
Reserve of returned products	$ 308,706		$ 308,706		$ 112,339	$ 45,410
Allowance for doubtful accounts					396,499	359,395
Reserve for excess and obsolete inventories					$ 112,339	101,305
Warranty terms					The product returns are almost entirely ballasts. Since its inception, the Company has purchased its ballasts from two Chinese manufacturers and one of them (formally a related party entity, see Note 4) offers a three-year warranty on certain of its products.
Product returned value					$ 740,927	453,778
Federally insured limit	250,000		250,000		250,000	250,000
Fair value of the derivative liabilities	$ (4,181,874)		(6,811,926)		2,545,918
Fair Value, Inputs, Level 2 [Member]
Fair value of the derivative liabilities			$ 4,092,050		$ 7,415,000
United States [Member]
Concentration risks percentage	3.30%	6.00%	3.60%	4.00%	2.20%	1.00%
Sales Revenue, Net [Member]
Concentration risks percentage		10.00%	10.00%		10.00%	10.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration risks percentage	29.40%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risks percentage			12.10%
Accounts Receivable [Member] | Customer One [Member]
Concentration risks percentage			26.50%		17.10%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risks percentage			13.70%		14.80%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risks percentage					14.50%
Accounts Receivable [Member] | Customer Four [Member]
Concentration risks percentage					14.30%
Accounts Receivable [Member] | One Customer [Member]
Concentration risks percentage						18.00%
Common Stock [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares | $ / shares					$ 3,000,000
Number of Reportable Segments | Integer					1
Convertible Notes [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares | $ / shares					$ 2,101,000
Preferred Stock [Member]
Anti-dilutive shares excluded from calculation of weighted average common shares | $ / shares					$ 2,101,000